Employee Cost (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Employee Cost [Abstract]
Summary of Employee Cost

Employee Cost for the years ended December 31, 2023, 2024 and 2025 was comprised of the following:

	2023		2024		2025
Wages and salaries	Ps.	1,102,323	Ps.	1,301,962	Ps.	1,574,963
Other remunerations		164,011		208,105		249,063
Social benefits		154,563		209,158		267,858
Severance payments		16,901		12,265		24,704
Labor union fees		24,202		25,576		29,398
Taxes on employee benefits		30,064		38,715		48,218
PTU		96,455		146,802		162,975
Retirement employee benefits		51,452		68,966		88,793
Others		84,490		114,409		131,469
	Ps.	1,724,461	Ps.	2,125,958	Ps.	2,577,441